Taxation (Tables)	12 Months Ended
Dec. 31, 2014
Taxation
Schedule of the combined effects of EIT exemptions and tax rate reductions

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2012, 2013 and 2014 (in thousands except per share data):

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	503,045	818,056	824,007
Earnings per share effect, basic	0.15	0.25	0.25
Earnings per share effect, diluted	0.15	0.25	0.25

Schedule of component of income tax expenses

The following table sets forth the component of income tax expenses of the Company for the years ended December 31, 2012, 2013 and 2014 (in thousands):

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Current tax expense	723,210	388,320	780,077
Deferred tax (benefit) expense	(31,568)	142,283	(117,342)
Income tax expenses	691,642	530,603	662,735

Schedule of reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate

	For the year ended December 31,
	2012	2013	2014
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(1.0)	0.3	(1.4)
Effect due to overseas tax-exempt entities	1.2	1.4	1.3
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(11.8)	(16.4)	(15.0)
Change in valuation allowance	1.9	0.8	(0.1)
Income tax refund	—	(7.3)	—
Effect of withholding income tax	0.9	6.9	2.3
Effective income tax rate	16.2	10.7	12.1

Summary of net operating tax loss carry forwards

As of December 31, 2014, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2015	57,569
Loss expiring in 2016	178,583
Loss expiring in 2017	252,783
Loss expiring in 2018	247,524
Loss expiring in 2019	116,165
852,624

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2013 and 2014 (in thousands):

	December 31,	December 31,
	2013	2014
	RMB	RMB
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	80,115	96,223
Accruals	64,374	124,418
	144,489	220,641
Less: valuation allowance	(15,207)	(18,601)
Total	129,282	202,040

Deferred tax assets - Non-current:
Depreciation of fixed assets	2,234	2,151
Impairment of license rights	1,413	—
Net operating tax loss carry forward	173,243	190,726
Amortization of Intangible assets	20,851	19,009
	197,741	211,886
Less: valuation allowance	(174,656)	(190,726)
Total	23,085	21,160

	December 31,	December 31,
	2013	2014
	RMB	RMB
Deferred tax liabilities - Current:	148,506	101,997

Schedule of movement of the aggregate valuation allowances for deferred assets

The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Provision	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2012	85,326	71,980	157,306
2013	157,306	32,557	189,863
2014	189,863	19,464	209,327